Cash flow information - Non cash investing and financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow information
Acquisition of rightofuse properties by leasing (Note 14)	¥ 58,238	¥ 21,612	¥ 76,534